Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract [Member] kr in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (46,179)
NIBOR | Six Point Zero Margin [Member]
Derivative [Line Items]
Receivable Margin	6.00%	6.00%
Derivative, Fixed Interest Rate	7.72%	7.72%
Fair Value / Carrying Amount of Asset / (Liability)	$ (24,681)
Remaining Term (years)	1 year 3 months 18 days
Derivative, Notional Amount	$ 146,500	kr 1,200,000
NIBOR | 4.60%
Derivative [Line Items]
Receivable Margin	4.60%	4.60%
Derivative, Fixed Interest Rate	7.89%	7.89%
Fair Value / Carrying Amount of Asset / (Liability)	$ (21,498)
Remaining Term (years)	3 years 2 months 12 days
Derivative, Notional Amount	$ 102,000	kr 850,000